Accounting Policies, by Policy (Policies)	12 Months Ended
Sep. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Basis of presentation and principles of consolidation
(a)	Basis of presentation and principles of consolidation

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). The accompanying consolidated financial statements include the financial statements of the Company and its subsidiaries. All inter-company balances and transactions are eliminated upon consolidation. For consolidated subsidiaries where the Group’s ownership in the subsidiary is less than 100%, the equity interest not held by the Group is shown as noncontrolling interests.

Use of estimates
(b)	Use of estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenue and expenses during the reported periods in the consolidated financial statements and accompanying notes. Significant accounting estimates include, but not limited to, the allowance for receivable, useful lives of property, plant and equipment and intangible assets, inventories write-downs and the recoverability of long-lived assets. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Cash and cash equivalents
(c)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits. The Group’s demand deposits are held at financial institutions, which have original maturities of less than three months and are unrestricted as to withdrawal and use. Deposits at financial institutions in mainland China and Hong Kong are not FDIC insured, however, those financial institutions are highly solvent and the risk of loss is remote.

Restricted cash
(d)	Restricted cash

Cash that is deposited in the bank but restricted for a specific purpose and therefore not available for immediate and general use by the Group is classified as restricted cash, which is presented separately from cash on the consolidated balance sheets. As of September 30, 2024 and 2023, restricted cash represented cash preserved for guarantee deposit and litigation.

Escrow
(e)	Escrow

In connection with the closing of the Company’s initial public offering in August 2024, $400,000 of the net proceeds received from the initial public offering was deposited in an escrow account, and the Company is restricted to withdraw therefrom, for twelve months after the closing date of the initial public offering. As of September 30, 2024 and 2023, the balance of the escrow account related to IPO was $400,000 and $nil respectively.

Leases
(f)	Leases

On October 1, 2021, the Group adopted Accounting Standards Update (“ASU”) 2016-02, Lease (FASB ASC Topic 842). The adoption of Topic 842 resulted in the presentation of operating lease right-of-use (“ROU”) assets and operating lease liabilities on the consolidated balance sheet. The Group has elected the package of practical expedients, which allows the Group not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease; (2) lease classification for any expired or existing leases as of the adoption date; and (3) initial direct costs for any expired or existing leases as of the adoption date. Lastly, the Group elected the short-term lease exemption for all contracts with lease terms of 12 months or less.

At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange for a consideration. To assess whether a contract is or contains a lease, the Group assesses whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all the economic benefits from the use of the asset and whether it has the right to control the use of the asset.

The right-of-use assets and related lease liabilities are recognized at the lease commencement date. The Group recognizes operating lease expenses for lease payments on a straight-line basis over the lease term.

Operating lease right-of-use of assets

The right-of-use of asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and less any lease incentive received.

Lease liabilities

Lease liability is initially measured at the present value of the outstanding lease payments at the commencement date, discounted using the Group’s incremental borrowing rate. Lease payments included in the measurement of the lease liability comprise fixed lease payments, variable lease payments that depend on an index or a rate, amounts expected to be payable under a residual value guarantee and any exercise price under a purchase option that the Group is reasonably certain to exercise.

Lease liability is measured at amortized cost using the effective interest rate method. It is re-measured when there is a change in future lease payments, if there is a change in the estimate of the amount expected to be payable under a residual value guarantee, or if there is any change in the Group assessment of option purchases, contract extensions or termination options.

Accounts receivable, net
(g)	Accounts receivable, net

Accounts receivable is stated at the original amount less an allowance for credit losses.

Accounts receivable is recognized in the period when the Group has provided goods to its customers and when its right to consideration is unconditional. On January 1, 2023, the Group adopted ASU 2016-13, “Financial Instruments — Credit Losses (Accounting Standards Codification (“ASC”) Topic 326): Measurement on Credit Losses on Financial Instruments”, including certain subsequent amendments, transitional guidance and other interpretive guidance within ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-11, ASU 2020-02 and ASU 2020-03 (collectively, including ASU 2016-13, “ASC 326”). ASC 326 introduces an approach based on expected losses to estimate the allowance for doubtful accounts, which replaces the previous incurred loss impairment model. The Group’s estimation of allowance for credit losses considers factors such as historical credit loss experience, age of receivable balances, subsequent collection, current market conditions, reasonable and supportable forecasts of future economic conditions, as well as an assessment of receivables due from specific identifiable counterparties to determine whether these receivables are considered at risk or uncollectible.

The Group evaluates its accounts receivable for expected credit losses on a regular basis. The Group maintains an estimated allowance for credit losses to reduce its accounts receivable to the amount that it believes will be collected. The Group considers factors in assessing the collectability of its receivables, such as the age of the amounts due, the customer’s payment history, credit-worthiness and other specific circumstances related to the accounts. The Group adjusts the allowance percentage periodically when there are significant differences between estimated bad debts and actual bad debts. If there is strong evidence indicating that the accounts receivable is likely to be unrecoverable, the Group also makes specific allowance in the period in which a loss is determined to be probable. Accounts receivable balances are written off after all collection efforts have been exhausted.

Inventories, net
(h)	Inventories, net

Inventories, primarily consisting of the raw materials purchased by the Group for the production of medical consumables, work in progress and finished goods, are stated at the lower of cost or net realizable value. Cost of inventory is determined using weighted-average method. Where there is evidence that the utility of inventories, in their disposal in the ordinary course of business, will be less than cost, whether due to physical deterioration, obsolescence, changes in price levels, or other causes, the inventories are written down to net realizable value.

Advance to suppliers
(i)	Advance to suppliers

Advance to suppliers refers to advances for purchase of materials, which is applied against accounts payable when the materials are received. The Group reviews a supplier’s credit history and background information before advancing a payment. If the financial condition of its suppliers were to deteriorate, resulting in an impairment of their ability to deliver goods or provide services, the Group would provide allowance for such amount in the period when it is considered impaired. Advance to suppliers as of September 30, 2024 and 2023 primarily consisted of prepayments for purchasing raw materials.

Property, plant and equipment, net
(j)	Property, plant and equipment, net

Property, plant and equipment, except mask production machine, are stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives of the assets. Mask production machine is stated at cost less accumulated depreciation and impairment, if any, and depreciated on a double declining balance method over 5 years. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. Estimated useful lives are as follows:

Category	Estimated useful lives
Property and buildings	10 – 20 years
Machinery and equipment	3 – 10 years
Buildings improvement	5 years
Vehicle	3 – 4 years
Office and electric equipment	3 – 5 years

Repair and maintenance costs are charged to expenses as incurred, whereas the cost of renewals and betterment that extends the useful lives of property, plant and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the consolidated statements of income.

Intangible assets, net
(k)	Intangible assets, net

Intangible assets are non-monetary assets without physical substance. These items are initially measured at cost and subsequently carried at cost less any accumulated amortization and impairment losses. Intangible assets with finite useful lives are amortized on a straight-line basis over their estimated useful lives, which is as follows:

Category	Estimated useful lives
Land use rights	36 years
Patent	5 – 10 years
Digital factory operation management system	10 years
Mask customization system	5 years

Advance to suppliers for equipment
(l)	Advance to suppliers for equipment

Advance to suppliers for equipment refers to advances for purchase of production or R&D equipment, which is applied against accounts payable when the equipment is received. The Group reviews a supplier’s credit history and background information before advancing a payment. If the financial condition of its suppliers were to deteriorate, resulting in an impairment of its ability to deliver equipment, the Group would provide allowance for such amount in the period when it is considered impaired.

Impairment of long-lived assets
(m)	Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows. No impairment of long-lived assets was recognized for the years ended September 30, 2024, 2023 and 2022.

Fair value measurement
(n)	Fair value measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.
●	Level 3 — inputs to the valuation methodology are unobservable.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety. In situations where there is little, if any, market activity for the asset or liability at the measurement date, the fair value measurement reflects management’s own judgments about the assumptions that market participants would use in pricing the asset or liability. Those judgments are developed by management based on the best information available in the circumstances.

The carrying amounts of the Group’s financial instruments approximate their fair values because of their short-term nature.

Revenue recognition
(o)	Revenue recognition

On October 1, 2019, the Group adopted ASC 606 using the modified retrospective approach.

The core principle of the new revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

Step 1:	Identify the contract with the customer
Step 2:	Identify the performance obligations in the contract
Step 3:	Determine the transaction price
Step 4:	Allocate the transaction price to the performance obligations in the contract
Step 5:	Recognize revenue when the company satisfies a performance obligation

Revenue from sales of self-manufactured masks and medical devices other than masks

The Group sells products to different distributor customers and direct-end user customers, primarily of sales of self-manufactured masks and medical devices other than masks. The Group does not accept returns of products or offer refunds for its customers after the expiration of quality objection periods. The Group usually offers a seven-day quality objection period and any quality deficiencies are determined by the testing of a third-party institution.

The Group grants credit sales for customers and the credit period varies among different customers. The Group normally grants the customers 30 to 180 days to complete their payments after the credit sales, and the length of the credit period is dependent on the customer’s creditworthiness and its transaction experience with the Group. The Group makes its judgment taking all of the facts and circumstances into account, including the PRC subsidiaries’ customary business practices and the knowledge of the customer, in determining whether it is probable that the PRC subsidiaries will collect substantially all of the consideration to which they will be entitled in exchange for the goods or services that the PRC subsidiaries expect to transfer to the customer.

The Group identifies one performance obligation in this business, which is to transfer control of a product to a distributor customer or direct-end user customer upon delivery of the product to the designated place. The revenue is recognized at a point in time when the Group satisfies the performance obligation by transferring the control of the promised product to distributor customers or direct-end user customers. The Group presents the revenue generated from its sales of products on a gross basis as the Group acts as a principal.

Revenue from commodity trading

The Group identifies one performance obligation in commodity trading, which is to transfer control of a product to a customer upon delivery of the product to the designated place. Revenue from commodity trading is recognized on a net basis or gross basis based on whether the Group arranges the provision of products through third parties and control the specified products provided by the third parties before that products are transferred to the customers. The revenue is recognized at a point in time when the Group satisfies performance obligations by arranging the transfer of a promised product to a customer. When the Group acted as an agent, the revenue is measured at fixed consideration which is determined as the difference between the sales price that the Group expects to receive in exchange for arranging promised products to the customer and the settlement price with the third-party suppliers. When the Group acted as a principal, the revenue is measured at fixed consideration which is the sales price that the Group expects to receive in exchange for arranging promised products.

Shipping and handling activities are considered to be fulfilment activities rather than promised services and are not, therefore, considered to be separate performance obligations. The Group’s sales terms provide no right of return outside of a standard quality policy and returns are generally not significant.

Geographic information

The following table disaggregates the Group’s revenue by geographic market for the years ended September 30, 2024, 2023 and 2022:

	For the Year Ended September 30,
	2024	2023	2022
Overseas market	$1,683,292	$967,690	$1,419,763
China domestic market	9,823,148	12,598,261	18,291,527
Net revenue	$11,506,440	$13,565,951	$19,711,290

Revenue by product categories

The following table disaggregates the Group’s revenue product categories for the years ended September 30, 2024, 2023 and 2022:

	For the Year Ended September 30,
	2024	2023	2022
Masks	$1,559,750	$5,091,331	$10,619,035
Medical devices other than masks(1)	9,414,751	7,997,540	8,747,886
Commodity trading(2)	435,728	325,429	106,643
Others	96,211	151,651	237,726
Net revenue	$11,506,440	$13,565,951	$19,711,290
(1)	Medical devices other than masks are mainly anesthesia & respiratory consumables.
(2)	Commodity trading are mainly trading raw materials of masks and medical devices other than masks.

Contract balances

Payment terms are established on the Group’s pre-established credit requirements based upon an evaluation of customers’ credit. Contract assets are recognized for in related accounts receivable.

The contract liabilities consist of deferred revenue, which represents the billings or cash received for goods in advance of revenue recognition and is recognized as revenue when all the Group’s revenue recognition criteria are met. The Group’s deferred revenue was $625,326 and $776,210 as of September 30, 2024 and 2023, respectively. During the years ended September 30, 2024 and 2023, the Group recognized $359,496 and $277,561 that was included in deferred revenue balance at September 30, 2023 and 2022, respectively.

Other than deferred revenue, the Group had no other material contract assets, contract liabilities or deferred contract costs recorded on its consolidated balance sheets as of September 30, 2024 and 2023.

Contract costs

For the years ended September 30, 2024 and 2023, the Group did not have any significant incremental costs of obtaining contracts with customers incurred and/or costs incurred in fulfilling contracts with customers within the scope of ASC Topic 606, that shall be recognized as an asset and amortized to expenses in a pattern that matches the timing of the revenue recognition of the related contract.

Government subsidies
(p)	Government subsidies

Government subsidies are recognized as other income when received and all the conditions for their receipt have been met. The government subsidies were paid by cash and have no defined rules and regulations to govern the criteria necessary for the Group to enjoy the benefits.

For the years ended September 30, 2024, 2023 and 2022, the Group received government subsidies of $346,571, $74,232 and $1,186,641, respectively.

Costs of revenue
(q)	Costs of revenue
Cost of revenue mainly comprised of raw material costs, depreciation, labour cost, shipping and handling costs and other overhead expenses.
Income taxes
(r)	Income taxes

The Group accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. The Group’s operating subsidiaries in the PRC are subject to examination by the relevant tax authorities. According to the PRC Tax Administration and Collection Law, the Law of the PRC on Enterprise Income Tax and other relevant laws and regulations, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB0.1 million ($15,368). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

The Group did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes line of its consolidated statements of income for the years ended September 30, 2024, 2023 and 2022, respectively.

The Group does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

Value added tax (“VAT”)
(s)	Value added tax (“VAT”)

The Group is subject to VAT and related surcharges on revenue generated from sales of products and commodity trading. The Group records revenue net of VAT. This VAT may be offset by qualified input VAT. Net VAT balance between input VAT and output VAT is recorded as VAT payable if output VAT is larger than input VAT and is recorded as VAT recoverable if input VAT is larger than output VAT.

The VAT rate is 13% for taxpayers selling consumer products.

Non-controlling Interest
(t)	Non-controlling Interest

A non-controlling interest in a subsidiary of the Group represents the portion of the equity (net assets) in the subsidiary not directly or indirectly attributable to the Group. Non-controlling interests are presented as a separate component of equity on the consolidated balance sheets, and net income and other comprehensive loss attributable to non-controlling shareholders are presented as a separate component on the consolidated statements of operations.

Foreign currency transactions and translations
(u)	Foreign currency transactions and translations

The Group’s principal country of operations is the PRC. The financial position and results of its operations are determined using RMB, the local currency, as the functional currency. The Group’s financial statements are reported using U.S. Dollars (“$”). The results of operations and the consolidated statements of cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period.

Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive loss included in consolidated statements of changes in equity. Gains and losses from foreign currency transactions are included in the results of operations.

The value of RMB against $ and other currencies may fluctuate and is affected by, among other things, changes in the PRC’s political and economic conditions. Any significant revaluation of RMB may materially affect the Group’s financial condition in terms of $ reporting. The following table outlines the currency exchange rates that were used in creating the consolidated financial statements:

	As of September 30,
	2024	2023
Balance sheet items, except for equity accounts	7.0176	7.2960
		For the Years Ended September 30,
	2024	2023	2022
Items in the statements of income and comprehensive loss, and statements of cash flows	7.2043	7.0824	6.5532

No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at the rates used in translation.

Comprehensive loss
(v)	Comprehensive loss

Comprehensive loss consists of two components, net income and other comprehensive loss. The foreign currency translation gain or loss resulting from translation of the financial statements expressed from RMB to USD is reported in other comprehensive loss in the consolidated statements of income and comprehensive loss.

Earnings per share
(w)	Earnings per share

Earnings per Ordinary Share is calculated in accordance with ASC 260, Earnings per Share. Basic earnings per Ordinary Share is computed by dividing the net income attributable to shareholders of the Company by the weighted average number of Ordinary Shares outstanding during the year. Diluted earnings per Ordinary Share is computed in accordance with the treasury stock method and based on the weighted average number of Ordinary Shares and dilutive Ordinary Share equivalents. Dilutive Ordinary Share equivalents are excluded from the computation of diluted earnings per Ordinary Share if their effects would be anti-dilutive. There is no Ordinary Share equivalent issued to date.

Segment reporting
(x)	Segment reporting

The Group uses the management approach in determining its operating segments. The Group’s chief operating decision maker (“CODM”) identified as the Group’s Chief Executive Officer, relies upon the consolidated results of operations as a whole when making decisions about allocating resources and assessing the performance of the Group. As a result of the assessment made by CODM, the Group has only one reportable segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. As substantially all of the Group’s long-lived assets are located in the PRC, no geographical segments are presented.

Commitments and contingencies
(y)	Commitments and contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Comparative Information
(z)	Comparative Information

Certain items in prior years consolidated financial statements have been reclassified to conform to the current year’s presentation to facilitate comparison. These reclassifications had no effect on the reported results of operations or financial position.

Recent accounting pronouncements
(aa)	Recent accounting pronouncements

The Company is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGCs can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies.

In October 2023, the FASB issued ASU 2023-06, “Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative.” This ASU incorporates certain U.S. Securities and Exchange Commission (SEC) disclosure requirements into the FASB Accounting Standards Codification. The amendments in the ASU are expected to clarify or improve disclosure and presentation requirements of a variety of Codification Topics, allow users to compare entities subject more easily to the SEC’s existing disclosures with those entities that were not previously subject to the requirements, and align the requirements in the Codification with the SEC’s regulations. For entities subject to the SEC’s existing disclosure requirements and for entities required to file or furnish financial statements with or to the SEC in preparation for the sale of or for purposes of issuing securities that are not subject to contractual restrictions on transfer, the effective date for each amendment will be the date on which the SEC removes that related disclosure from its rules. For all other entities, the amendments will be effective in two years later. However, if by June 30, 2027, the SEC has not removed the related disclosure from its regulations, the amendments will be removed from the Codification and not become effective for any entity. The Company does not expect to adopt this guidance early and does not expect the adoption of this ASU to have a material impact on its future consolidated financial statements.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280)- Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which provides guidance on the enhanced disclosure of significant segment expenses that are regularly provided to the CODM and included within each reported measure of segment profit or loss, on an annual and interim basis. The guidance is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Adoption of this guidance should be applied retrospectively to all prior periods presented. Early adoption is permitted. The Company does not expect to adopt this guidance early and does not expect the adoption of this ASU to have a material impact on its future consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures”, which requires disaggregated information about a reporting entity’s effective tax rate reconciliation, as well as information related to income taxes paid to enhance the transparency and decision usefulness of income tax disclosures. The guidance is effective for annual periods beginning after December 15, 2024 on a prospective basis. Early adoption is permitted. The Company does not expect to adopt this guidance early and does not expect the adoption of this ASU to have a material impact on its future consolidated financial statements.

In March 2024, the FASB issued ASU No. 2024-02, Codification Improvements-Amendments to Remove References to the Concepts Statements (“ASU 2024-02”). The amendments in this Update affect a variety of Topics in the Codification. The amendments apply to all reporting entities within the scope of the affected accounting guidance. This update contains amendments to the Codification that remove references to various Concepts Statements. In most instances, the references are extraneous and not required to understand or apply the guidance. In other instances, the references were used in prior statements to provide guidance in certain topical areas. ASU 2024-02 is effective for public business entities for fiscal years beginning after December 15, 2024. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2025. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. The Company does not expect to adopt this guidance early and does not expect the adoption of this ASU to have a material impact on its future consolidated financial statements.

Recent accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Group does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial position, results of operations, cash flows or disclosures.